LEEB
                                   PERSONAL
                                   FINANCETM
                                  INVESTMENT
                                     TRUST

                               THE LEEB PERSONAL
                                FINANCETM FUND





                              SEMI-ANNUAL REPORT
                               December 31, 1995
                                     LEEB
                                   PERSONAL
                                   FINANCETM
                                  INVESTMENT
                                     TRUST


                              INVESTMENT ADVISER

                           LEEB INVESTMENT ADVISORS
                          1101 King Street, Suite 400
                             Alexandria, VA 22314


                                  UNDERWRITER

                                BRIMBERG & CO.
                              540 Madison Avenue
                           New York, New York 10022


                                TRANSFER AGENT

                               MFG SERVICE CORP.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354


                              SHAREHOLDER SERVICE

                         Nationwide: 1 (800) 545-0103
                          Cincinnati: (513) 629-2070

                  This report is authorized for distribution
                    only when it is accompanied or preceded
                     by a current prospectus of the Fund.

==============================================================================
LETTER TO SHAREHOLDERS                                       FEBRUARY 16, 1996
==============================================================================


Dear Fellow Shareholder,

         I am pleased to bring you The Leeb Personal FinanceTM Fund's Semi-Annual Report for the six months ended December 31, 1995.

         The total return for the Fund for the six months ended December 31, 1995 was 10.12% versus 14.45% for the S&P 500 Index.

         The Fund performed well in the second half of the year as the stock market also moved higher. Despite the market's move, many sectors of the market were quite volatile handing investors large losses, namely technology. I am pleased to say that we avoided this sector and performed well without the tremendous risks.

         The sell-off in selected sectors of the market created opportunities late in the year. Therefore, I put some of the Fund's cash to work in some special opportunities. As I expected, we saw a year-end rally that has carried into 1996. I am now once again taking a more cautious approach by cutting back the portion of the Fund's holdings in stocks.

         As the stock market continues to set new records, I am pleased that we have participated in the rally while not taking great risks. This has always been my approach and it will remain so in the future.

Sincerely,




Stephen Leeb
Chief Investment Officer

THE LEEB PERSONAL FINANCETM FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)
==============================================================================================================
ASSETS
Investments in securities:
   At amortized cost (original cost $25,361,521)............................................  $   25,348,735
                                                                                              ===============

   At market value (Note 1).................................................................  $   28,708,886
Investments in repurchase agreements (Note 1)...............................................       2,196,000
Cash .......................................................................................             979
Receivable for securities sold..............................................................         920,748
Receivable for capital shares sold..........................................................          25,188
Dividends and interest receivable...........................................................         139,293
Organization expenses, net (Note 1).........................................................          10,200
Other assets................................................................................           7,786
                                                                                              ---------------

   TOTAL ASSETS.............................................................................      32,009,080
                                                                                              ---------------

LIABILITIES
Payable for securities purchased............................................................       1,016,050
Payable for capital shares redeemed.........................................................          21,198
Dividends payable...........................................................................          26,822
Payable to affiliates (Note 3)..............................................................          24,030
Other accrued expenses and liabilities......................................................          10,900
                                                                                              ---------------

   TOTAL LIABILITIES........................................................................       1,099,000
                                                                                              ---------------

NET ASSETS .................................................................................  $   30,910,080
                                                                                              ===============

Net assets consist of:
Capital shares..............................................................................  $   26,399,906
Distributions in excess of net investment income............................................           ( 237)
Accumulated net realized gains from security transactions...................................       1,150,260
Net unrealized appreciation on investments..................................................       3,360,151
                                                                                              ---------------

Net assets..................................................................................  $   30,910,080
                                                                                              ===============

Shares of beneficial interest outstanding (unlimited number of shares authorized,
   no par value) (Note 4)...................................................................       2,577,989
                                                                                              ===============

Net asset value, offering price and redemption price per share (Note 1).....................  $        11.99
                                                                                              ===============

See accompanying notes to financial statements.

THE LEEB PERSONAL FINANCETM FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
=============================================================================================================

INVESTMENT INCOME
   Interest.................................................................................  $      374,717
   Dividends................................................................................         130,397
                                                                                              ---------------

     TOTAL INVESTMENT INCOME................................................................         505,114
                                                                                              ---------------

EXPENSES
   Investment advisory fees (Note 3)........................................................         158,337
   Professional fees........................................................................          57,935
   Administrative services fees (Note 3)....................................................          31,121
   Shareholder services and transfer agent fees (Note 3)....................................          29,975
   Accounting services fees (Note 3)........................................................          20,400
   Postage and supplies.....................................................................          12,288
   Registration fees........................................................................          10,425
   Trustees' fees and expenses..............................................................           9,324
   Insurance expense........................................................................           7,550
   Reports to shareholders..................................................................           6,151
   Amortization of organization expenses (Note 1)...........................................           5,068
   Custodian fees...........................................................................           4,324
   Other expenses...........................................................................              74
                                                                                              ---------------

          TOTAL EXPENSES....................................................................         352,972
   Fees waived by the Adviser (Note 3)......................................................       ( 115,467)
                                                                                              ---------------

          NET EXPENSES......................................................................         237,505
                                                                                              ---------------

NET INVESTMENT INCOME ......................................................................         267,609
                                                                                              ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions............................................       2,319,875
   Net change in unrealized appreciation/depreciation on investments........................         408,784
                                                                                              ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...........................................       2,728,659
                                                                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................................................  $    2,996,268
                                                                                              ===============

See accompanying notes to financial statements.

THE LEEB PERSONAL FINANCE TM
FUND STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIODS ENDED DECEMBER 31,
1995 AND JUNE 30, 1995
==============================================================================================================

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR
                                                                               DECEMBER 31,         ENDED
                                                                                   1995           JUNE 30,
                                                                                (UNAUDITED)         1995

--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income..................................................   $      267,609   $      932,415
   Net realized gains (losses) from security transactions.................        2,319,875        ( 414,008)
   Net change in unrealized appreciation/depreciation on investments......          408,784        3,662,740
                                                                             ---------------  ---------------

Net increase in net assets from operations................................        2,996,268        4,181,147
                                                                             ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income.............................................        ( 270,890)       ( 937,468)
   From net realized gains from security transactions.....................        ( 510,530)             --
   In excess of net realized gains from security transactions.............               --        ( 247,953)
                                                                             ---------------  ---------------

Decrease in net assets from distributions to shareholders.................        ( 781,420)     ( 1,185,421)
                                                                             ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from shares sold..............................................          808,633        2,545,190
   Net asset value of distributions to shareholders paid in additional shares       754,598        1,142,780
   Payments for shares redeemed...........................................      ( 5,843,868)    ( 19,230,360)
                                                                             ---------------  ---------------

Net decrease in net assets from capital share transactions................      ( 4,280,637)    ( 15,542,390)
                                                                             ---------------  ---------------

TOTAL DECREASE IN NET ASSETS .............................................      ( 2,065,789)    ( 12,546,664)

NET ASSETS:
   Beginning of period....................................................       32,975,869       45,522,533
                                                                             ---------------  ---------------

   End of period..........................................................   $   30,910,080   $   32,975,869
                                                                             ===============  ===============

UNDISTRIBUTED NET INVESTMENT INCOME ......................................   $        ( 237)           3,044
                                                                             ===============  ===============

See accompanying notes to financial statements.


THE LEEB PERSONAL FINANCETM FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================
                                                  SIX MONTHS
                                                     ENDED        YEAR        YEAR         YEAR        PERIOD
                                                 DECEMBER 31,     ENDED       ENDED        ENDED        ENDED
                                                     1995       JUNE 30,    JUNE 30,     JUNE 30,     JUNE 30,
                                                  (UNAUDITED)     1995        1994         1993        1992(A)

----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $ 11.17     $  10.29    $  10.84     $  10.36    $  10.00
                                                  ----------  ----------   ----------   ----------  ----------

Income from investment operations:
   Net investment income........................       0.11         0.28        0.19         0.15        0.16
   Net realized and unrealized
     gains (losses) on investments..............       1.02         0.95      ( 0.35)        0.55        0.51
                                                  ----------  ----------   ----------   ----------  ----------

Total from investment operations................       1.13         1.23      ( 0.16)        0.70        0.67
                                                  ----------  ----------   ----------   ----------  ----------

Dividends and distributions:
   Dividends from net investment income(B) .....     ( 0.11)      ( 0.28)     ( 0.19)      ( 0.15)     ( 0.16)
   Distributions from net realized gains (B) ...     ( 0.20)          --      ( 0.20)      ( 0.07)     ( 0.15)
   In excess of net realized gains..............         --       ( 0.07)         --           --          --
                                                  ----------  ----------   ----------   ----------  ----------

Total dividends and distributions...............     ( 0.31 )     ( 0.35)     ( 0.39)      ( 0.22)     ( 0.31)
                                                  ----------  ----------   ----------   ----------  ----------

Net asset value at end of period................    $ 11.99     $  11.17    $  10.29     $  10.84    $  10.36
                                                  ==========  ==========   ==========   ==========  ==========

Total return....................................     20.08% (D)   12.20%     ( 1.50%)       6.79%       7.94% (D)
                                                  ==========  ==========   ==========   ==========  ==========

Net assets at end of period (000's).............    $30,910     $ 32,976    $ 45,523     $ 58,955    $ 28,340
                                                  ==========  ==========   ==========   ==========  ==========

Ratio of expenses to average net assets(C)  ....      1.50% (D)    1.50%       1.50%        1.50%       1.47% (D)

Ratio of net investment income to average net assets  1.69%(D)    2.36%        1.65%        1.60%        2.21%(D)

Portfolio turnover rate.........................       118% (D)     163%        143%          83%         75% (D)



(A)Represents the period from the date of public offering (October 21, 1991) through June 30, 1992. No income was earned or expenses incurred from the start of business through the date of public offering.
(B)For the period ended June 30, 1992, the per share data was calculated using average shares outstanding throughout the period, whereas for subsequent periods, the per share data was calculated based upon actual distributions. For the period ended June 30, 1992, actual distributions per share from net investment income and from net realized gains from security transactions amounted to $.11 and $.08, respectively.
(C)Ratios of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Adviser was 2.23%(D), 1.98%, 1.81%, 1.95%, and 2.71%(D) for the periods ended December 31, 1995 and June 30, 1995, 1994, 1993 and 1992, respectively (Note 3).
(D)Annualized.

See accompanying notes to financial statements.


THE LEEB PERSONAL FINANCE TM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
==============================================================================================================
                                                                                                     MARKET
COMMON STOCK -- 82.9%                                                                SHARES           VALUE

---------------------------------------------------------------------------------------------------------------
FINANCE & INSURANCE -- 14.1%
American International Group, Inc.............................................          9,000    $    832,500
CNA Financial Corp.*..........................................................          9,000       1,021,500
Federal Home Loan Mortgage Corp...............................................          7,500         626,250
Federal National Mortgage Assoc...............................................          7,000         868,875
ITT Hartford Group, Inc.*.....................................................         21,000       1,015,875
                                                                                                 -------------

                                                                                                 $  4,365,000
                                                                                                 -------------
CONSUMER PRODUCTS -- 10.2%
Coca-Cola Co..................................................................          4,000    $    297,000
Cone Mills Corp.*.............................................................        100,000       1,125,000
The Walt Disney Co............................................................         10,000         590,000
Hudson Foods, Inc. - Class A..................................................          9,000         155,250
Sony Corp. - ADR..............................................................         12,000         736,500
Thor Industries, Inc..........................................................         13,000         251,875
                                                                                                 -------------

                                                                                                 $  3,155,625
                                                                                                 -------------
ENERGY & RESOURCES -- 8.3%
Apache Corp...................................................................         47,000    $  1,386,500
Burlington Resources, Inc.....................................................          5,500         215,875
Chevron Corp..................................................................         18,600         976,500
                                                                                                 -------------

                                                                                                 $  2,578,875
                                                                                                 -------------
HEALTH PRODUCTS/CARE -- 7.0%
Thermotrex Corp.*.............................................................         30,000    $  1,500,000
Thermolase Corp.*.............................................................         25,000         646,875
                                                                                                 -------------

                                                                                                 $  2,146,875
                                                                                                 -------------
TRANSPORTATION EQUIPMENT -- 6.8%
Trinity Industries............................................................         25,000    $    787,500
Wabash National Corp..........................................................         60,000       1,335,000
                                                                                                 -------------

                                                                                                 $  2,122,500
                                                                                                 -------------
METALS AND MINING -- 5.4%
Horsham Corp..................................................................         50,000    $    675,000
LTV Corp.*....................................................................         29,000         398,750
Newmont Mining Corp...........................................................         13,000         588,250
                                                                                                 -------------

                                                                                                 $  1,662,000
                                                                                                 -------------
TELEPHONE COMMUNICATIONS -- 4.1%
Telephone & Data Systems......................................................         32,000    $  1,264,000
                                                                                                 -------------

ELECTRONICS/SEMICONDUCTORS -- 3.8%
Hitachi LTD - ADR.............................................................          6,000    $    603,000
Intel Corp....................................................................         10,000         567,500
                                                                                                 -------------

                                                                                                 $  1,170,500
                                                                                                 -------------
ELECTRONICS/COMPUTERS -- 3.3%
Apple Computer, Inc...........................................................         32,000    $  1,020,000
                                                                                                 -------------

THE LEEB PERSONAL FINANCETM FUND (CONTINUED)
=================================================================================================================
                                                                                                     MARKET
COMMON STOCK -- 82.9%                                                                SHARES           VALUE

-----------------------------------------------------------------------------------------------------------------
OIL & GAS -- EQUIPMENT & SERVICES -- 3.1%
Ensco International*..........................................................         15,000    $    345,000
Schlumberger N.V..............................................................          9,000         623,250
                                                                                                 -------------

                                                                                                 $    968,250
                                                                                                 -------------
REAL ESTATE -- 3.1%
BRE Properties, Inc...........................................................          6,000    $    213,750
New Plan Realty Trust.........................................................         34,000         743,750
                                                                                                 -------------

                                                                                                 $    957,500
                                                                                                 -------------
FOOD--PROCESSING -- 2.7%
Wrigley (WM) Jr. Co...........................................................         16,000    $    840,000
                                                                                                 -------------

MULTI-INDUSTRY -- 2.6%
General Electric Co...........................................................         11,000    $    792,000
                                                                                                 -------------

AEROSPACE/DEFENSE -- 2.3%
Boeing Co.....................................................................          9,000    $    705,375
                                                                                                 -------------

TOYS -- 2.1%
Hasbro, Inc...................................................................         21,000    $    651,000
                                                                                                 -------------

COMPUTER SOFTWARE -- 1.4%
Microsoft Corp.*..............................................................          5,000    $    438,750
                                                                                                 -------------

ENGINEERING & CONSTRUCTION -- 1.1%
Fluor Corp....................................................................          5,000    $    330,000
                                                                                                 -------------

PUBLISHING/PRINTING -- .9%
Time Warner, Inc..............................................................          7,000    $    265,125
                                                                                                 -------------

RUBBER -- .6%
Bandag Inc....................................................................          2,800    $    151,550
Bandag Inc. - Class A.........................................................            800          42,400
                                                                                                 -------------

                                                                                                 $    193,950
                                                                                                 -------------

TOTAL COMMON STOCK (COST $22,334,568) ........................................                   $ 25,627,325
                                                                                                 -------------

================================================================================================================
                                                                                      PAR            MARKET
U.S. TREASURY OBLIGATIONS -- 10.0%                                                    VALUE           VALUE

----------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 8.00%, 01/15/97..........................................   $  3,000,000    $  3,081,561
                                                                                --------------   -------------

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $3,014,167)...................   $  3,000,000    $  3,081,561
                                                                                ==============   -------------

TOTAL INVESTMENTS AT VALUE-- 92.9%  (Amortized Cost $25,348,735)..............                   $ 28,708,886
                                                                                                 -------------


THE LEEB PERSONAL FINANCETM FUND (CONTINUED)
=================================================================================================================
                                                                                     FACE            MARKET
REPURCHASE AGREEMENTS -- 7.1%                                                        AMOUNT           VALUE

-----------------------------------------------------------------------------------------------------------------
Nesbitt Burns Securities, Inc., 5.45%, dated 12/29/95, due 01/02/96,
     repurchase proceeds $2,197,330...........................................   $  2,196,000    $  2,196,000
                                                                                --------------   -------------

TOTAL REPURCHASE AGREEMENTS ..................................................   $  2,196,000    $  2,196,000
                                                                                =============   -------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 100.0% ................                   $ 30,904,886
OTHER ASSETS AND LIABILITIES, NET-- 0.0% .....................................                          5,194
                                                                                                 -------------

NET ASSETS-- 100.0% ..........................................................                   $ 30,910,080
                                                                                                 =============

*Non-income producing security.

(1)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

THE LEEB PERSONAL FINANCETM FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)
==============================================================================

1.  SIGNIFICANT ACCOUNTING POLICIES
Leeb Personal FinanceTM Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as an Ohio business trust on August 19, 1991. The Trust currently offers one series of shares to investors: The Leeb Personal FinanceTM Fund (the Fund). The Trust commenced operations on September 13, 1991 when the general partners of Leeb Investment Advisors (the Adviser) and a qualified retirement plan sponsored by one such general partner purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares commenced on October 21, 1991.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities listed on stock exchanges and securities traded in the over-the-counter market are valued at the last sale price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. U.S. Government obligations and corporate bonds are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. The Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering and redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid semi-annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.
Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of December 31, 1995:


---------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...............................................................  $    3,776,487
Gross unrealized depreciation...............................................................       ( 416,336)
                                                                                              ---------------

Net unrealized appreciation.................................................................  $    3,360,151
                                                                                              ===============
Federal income tax cost.....................................................................  $  25,348,725
                                                                                              ===============

----------------------------------------------------------------------------------------------------------------

2.  INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $17,473,675 and $22,613,505, respectively, for the six months ended December 31, 1995.

3.  TRANSACTIONS WITH AFFILIATES
The Chairman of the Board of the Trust is the President and controlling shareholder of one of two general partners of the Adviser. The President of the Trust is the President and controlling shareholder of the other general partner of the Adviser. The Executive Vice President of the Trust is a general partner of Brimberg & Co., L.P. (Brimberg), the Fund's principal underwriter. Certain officers of the Trust are officers of MGF Service Corp. (MGF), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Fund.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1% of the Fund's average daily net assets. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $115,467 of its investment advisory fees for the six months ended December 31, 1995.

SEC ADMINISTRATIVE PROCEEDING
On May 2, 1995, the Securities and Exchange Commission (the SEC) instituted administrative proceedings against, among other parties, the Adviser and certain officers of the Adviser who are also officers and members of the Board of Trustees of the Fund. As part of these proceedings, the SEC alleged that the parties carried out a marketing strategy for the Fund that allegedly defrauded or operated as a potential fraud on actual and potential Fund investors. The Fund was not a party to the administrative proceeding.

The administrative proceeding between the SEC and the parties was settled in January of 1996 with no material impact on the financial position or results of operations of the Fund.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and Brimberg, Brimberg serves as the exclusive underwriter of the Fund's shares. Brimberg receives no direct compensation from the Fund for serving as underwriter but executes securities transactions for the Fund's portfolio securities. For the six months ended December 31, 1995, Brimberg earned $60,336 of commissions as broker on trades of portfolio securities.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of the Administrative Services Agreement between the Trust and MGF, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. MGF supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, MGF receives a monthly fee based on the Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and MGF, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, MGF receives a monthly fee based on the number of shareholder accounts in the Fund. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, MGF receives a monthly fee from the Fund.

4.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:


------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS
                                                                                   ENDED            YEAR
                                                                               DECEMBER 31,         ENDED
                                                                                   1995           JUNE 30,
                                                                                (UNAUDITED)         1995

-------------------------------------------------------------------------------------------------------------------
Shares sold...............................................................           69,778          243,083
Distributions to shareholders paid in additional shares...................           62,936          109,427

Shares redeemed...........................................................        ( 507,520)     ( 1,825,293)
                                                                             ---------------  ---------------

Net decrease in shares outstanding........................................        ( 374,806)     ( 1,472,783)
Shares outstanding, beginning of period...................................        2,952,795        4,425,578
                                                                             ---------------  ---------------

Shares outstanding, end of period.........................................        2,577,989        2,952,795
                                                                             ===============  ===============


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